PROVISIONS COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Sales Tax Member
Statement [Line Items]
Acquired through business combinations	$ 982,000
Payment settlements	0
Balance ending as at June 30, 2022	1,389,000
Additional Provisions15	407,000
Termination Benefits
Statement [Line Items]
Beginning Balance, Amount	352,000
Additional Provisions	0
Acquired through business combinations	0
Payment settlements	(352,000)
Balance Ending as at June 30, 2022	0
Legal Disputes
Statement [Line Items]
Beginning Balance, Amount	1,681,000
Additional Provisions	0
Acquired through business combinations	0
Payment settlements	(1,681,000)
Balance End as at June 30, 2022	$ 0